As filed with the Securities and Exchange Commission on July 8, 2003



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21141



                             Fort Pitt Capital Funds
               (Exact name of registrant as specified in charter)



     790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220
               (Address of principal executive offices) (Zip code)



        Elaine E. Richards, 615 East Michigan Street, Milwaukee, WI 53202
                     (Name and address of agent for service)



                                  866-688-8775
               Registrant's telephone number, including area code



Date of fiscal year end: October 31, 2003
                         ----------------



Date of reporting period:  Semi-Annual period ended April 30, 2003
                           ---------------------------------------



Item 1. Reports to Stockholders.


[LOGO]

FORT PITT
CAPITAL FUNDS

SEMI-ANNUAL REPORT

April 30, 2003

FORT PITT CAPITAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775






Dear Fellow Shareholders,

After 16 months of operations in what could only be characterized as a difficult stock market, our fledgling Fund is beginning to build a track record of outperformance relative to major indices that even the big boys would be proud of.

At the close of business on April 30, 2003, the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $9.66 per share. This compares with a beginning NAV on December 31, 2001 of $10.00 per share. After adding back a dividend of $.03 per share paid in December of 2002, total return to shareholders for the period was -3.1%. Total return for the unmanaged Wilshire 5000 Index for the same period was -17.0%.

Obviously our job over time is to produce positive returns at some rate over and above inflation. This we failed to accomplish over our first 5 quarters of operation. There are two sides to every market, however, and recent indications are that we are participating quite nicely in the newly developing bullish trend of 2003. As of May 22, 2003, the Fund's NAV has risen to $10.14 per share, resulting in a total return since inception of +1.7%. This compares with a -15.1% return for the Wilshire 5000 Index for the same period.

The bottom line is that we've been able to keep more of your money on the downside, so that we're well ahead when things start to get better, as we think they have. One manifestation of our more positive attitude toward stocks and the economy is the absence of long-term Treasury bonds from the portfolio. We sold all of our bonds in March and April. Interest rates have fallen to the point where risk-less Treasuries are no longer competitive with the average stock in terms of prospective total return.

We have already re-deployed the bulk of the cash raised from the Treasury sale into shares of well-run companies selling at reasonable valuations. Given the significant decline in long-term interest rates (and rise in bond prices) since year-end, it would not surprise us if many large investment institutions were following along behind us in this process.

Thank you for your interest in the Fort Pitt Capital Total Return Fund,


/s/ Charlie Smith
-----------------
Charlie Smith
Portfolio Manager

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Mutual fund investing involves risk; principal loss is possible. Please refer to the prospectus for more complete information including risks, fees and expenses. The Wilshire 5000 is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus. Quasar Distributors, LLC 12/02.




                       Fort Pitt Capital Total Return Fund
                            Schedule of Investments
                           April 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.2%+                               Shares        Value
--------------------------------------------------------------------------------

 Aerospace - 1.9%+
The Boeing Company                                        8,000        $ 218,240
                                                                   -------------

 Agricultural Products - 2.3%+
Monsanto Company                                         15,000          261,000
                                                                   -------------

 Air Courier - 2.6%+
FedEx Corp.                                               5,000          299,400
                                                                   -------------

 Airlines - 2.3%+
 Alaska Air Group, Inc.*                                 15,000          267,450
                                                                   -------------

 Auto Rental - 1.8%+
Dollar Thrifty Automotive Group, Inc.*                   13,000          213,330
                                                                   -------------

 Auto/Truck Parts - 1.4%+
Gentex Corporation*                                       5,500          165,825
                                                                   -------------

 Banks - 9.9%+
Citigroup Inc.                                            5,000          196,250
F.N.B. Corporation                                        7,000          212,940
Mellon Financial Corporation                             10,000          264,500
National City Corporation                                 7,000          209,720
PNC Financial Services Group                              6,000          263,400
                                                                   -------------
                                                                       1,146,810
                                                                   -------------

 Computers - 0.5%+
Apple Computer, Inc.*                                     4,000           56,880
                                                                   -------------

 Computer Software -  3.4%+
Cognex Corporation*                                       7,000          153,230
Computer Associates International, Inc.                  15,000          243,600
                                                                   -------------
                                                                         396,830
                                                                   -------------

 Computer Storage Devices - 2.7%+
SanDisk Corporation*                                     13,000          314,600
                                                                   -------------

 Construction - 7.0%+
Building Materials Holding Corporation                   24,000          297,840
Huttig Building Products, Inc.*                          15,000           34,500
Michael Baker Corporation*                               11,000           96,360
Royal Group Technologies Limited* f                      20,000          131,200
Trex Company, Inc.*                                       6,000          246,120
                                                                   -------------
                                                                         806,020
                                                                   -------------
                                                     Shares        Value
                                                   -----------------------------
 Diversified Operations -  10.5%+
FMC Corporation*                                          8,000        $ 144,960
Ingersoll-Rand Company f                                  7,000          308,560
ITT Industries, Inc.                                      4,000          233,200
Loews Corporation                                         7,000          288,890
Tyco International Ltd.f                                 15,000          234,000
                                                                   -------------
                                                                       1,209,610
                                                                   -------------

 Energy - 1.3%+
El Paso Corporation                                      20,000          150,000
                                                                   -------------

 Finance - 3.4%+
CIT Group Inc.                                           12,000          244,440
MBNA Corporation                                          8,000          151,200
                                                                   -------------
                                                                         395,640
                                                                   -------------

 Healthcare Services - 1.2%+
US Oncology, Inc.*                                       20,000          143,800
                                                                   -------------

 Insurance - 9.6%+
Arthur J. Gallagher & Co.                                 4,000           99,960
Erie Indemnity Company                                    7,000          261,590
Fidelity National Financial, Inc.                         7,000          240,800
The Hartford Financial Services Group, Inc.               5,000          203,800
Marsh & McLennan Companies, Inc.                          6,500          309,920
                                                                   -------------
                                                                       1,116,070
                                                                   -------------

 Manufacturing - 4.5%+
Alcoa Inc.                                                7,000          160,510
Matthews International Corporation                        7,000          164,920
RTI International Metals, Inc.*                          11,000          111,100
Universal Stainless & Alloy Products, Inc.*              17,200           86,000
                                                                   -------------
                                                                         522,530
                                                                   -------------

 Media Content - 5.5%+
AOL Time Warner Inc.*                                     8,000          109,440
Liberty Media Corporation*                               20,000          220,000
Viacom, Inc.*                                             7,000          303,940
                                                                   -------------
                                                                         633,380
                                                                   -------------

 Pharmaceutical Products - 5.1%+
Allergan, Inc.                                            2,500          175,625
Allscripts Healthcare Solutions, Inc.*                   80,000          220,000
Mylan Laboratories Inc.                                   7,000          197,890
                                                                   -------------
                                                                         593,515
                                                                   -------------
                                                     Shares        Value
                                                   -----------------------------
 Retail - 1.9%+
Blair Corporation                                         7,000        $ 152,950
Dick's Sporting Goods, Inc.*                              2,000           60,260
                                                                   -------------
                                                                         213,210
                                                                   -------------

 Savings & Loan - 1.7%+
Sovereign Bancorp, Inc.                                  10,000          154,500
WVS Financial Corp.                                       2,000           35,520
                                                                   -------------
                                                                         190,020
                                                                   -------------

 Telecommunications - 7.7%+
ALLTEL Corporation                                        6,000          281,160
North Pittsburgh Systems, Inc.                           14,600          201,626
Telefonos de Mexico SA de CV ADR                          5,000          151,050
Verizon Communications Inc.                               7,000          261,660
                                                                   -------------
                                                                         895,496
                                                                   -------------

TOTAL COMMON STOCK
     (cost $10,340,430)                                 562,300       10,209,656
                                                                   -------------

                                                   Principal
SHORT-TERM INVESTMENTS - 13.6%+                      Amount
--------------------------------------------------------------------------------

 U.S. Treasury Bills - 9.8%+
 1.145%, 5/08/2003                                    $ 154,000        $ 153,970
 1.240%, 5/15/2003                                      120,000          119,954
 1.200%, 5/22/2003                                      855,000          854,520
                                                                   -------------
                                                                       1,128,444
                                                                   -------------

Investment Companies - 3.8%+
Goldman Sachs Financial Square Prime Obligations
     Fund, 1.160%**                                     444,265          444,265
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS - 13.6%+
   (cost $1,572,709)                                                   1,572,709
                                                                   -------------

TOTAL INVESTMENTS - 101.8%+
   (cost $11,913,139)                                                 11,782,365
                                                                   -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8%)+                        (206,516)
                                                                   -------------
TOTAL NET ASSETS - 100.0%+                                          $ 11,575,849
                                                                   =============
     +  Calculated as a percentage of net assets.
     *  Non-income producing security.
     f  Foreign.
    **  Variable rate security. The rates listed are as of April 30, 2003.
       ADR  American Depositary Receipt.

                     See notes to the financial statements.


                       Fort Pitt Capital Total Return Fund
                       STATEMENT OF ASSETS AND LIABILITIES
                           April 30, 2003 (Unaudited)


ASSETS
   Investments, at market value (cost $11,913,139)                $ 11,782,365
   Receivable for Fund shares sold                                       6,607
   Dividends and interest receivable                                    11,892
   Other assets                                                          7,512
                                                                  -------------
               Total Assets                                         11,808,376
                                                                  -------------

LIABILITIES
   Payable for investments purchased                                   185,998
   Payable to Investment Advisor                                         1,938
   Payable for administration fees                                       6,808
   Accrued expenses and other liabilities                               37,783
                                                                  -------------
               Total Liabilities                                       232,527
                                                                  -------------

NET ASSETS                                                        $ 11,575,849
                                                                  ============

COMPONENTS OF NET ASSETS
   Capital stock                                                  $ 11,707,222
   Accumulated undistributed net investment income                      15,419
   Accumulated undistributed net realized gain
     (loss) on investments                                             (16,018)
   Net unrealized appreciation (depreciation) on
     investments                                                      (130,774)
                                                                  -------------
               Total Net Assets                                   $ 11,575,849
                                                                  =============

   Shares outstanding
   (unlimited number of shares authorized, par value $0.01)          1,198,192
                                                                  =============

   Net Asset Value, Redemption Price and Offering Price Per Share       $ 9.66
                                                                  =============




                     See notes to the financial statements.


                       Fort Pitt Capital Total Return Fund
                             STATEMENT OF OPERATIONS
                 For the period ended April 30, 2003 (Unaudited)



INVESTMENT INCOME
Income
   Dividends                                                           $ 64,722
   Interest                                                              25,716
                                                                      ----------
        Total investment income                                          90,438
                                                                      ----------

Expenses
   Advisory fees                                                         49,693
   Fund accounting fees                                                  14,760
   Administration fees                                                   13,686
   Transfer agent fees and expenses                                      11,205
   Professional fees                                                      9,308
   Registration fees                                                      8,336
   Custody fees                                                           7,199
   Shareholder Reporting                                                  3,270
   Trustee fees                                                           2,715
   Other                                                                    280
   Insurance fees                                                           140
                                                                      ----------
        Total expenses before waiver and reimbursement of expenses      120,592
        Less: waiver of expenses and reimbursement from Advisor         (46,053)
                                                                      ----------
        Net expenses                                                     74,539
                                                                      ----------
Net investment income                                                    15,899
                                                                      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                              209,575
   Change in unrealized appreciation (depreciation) on investments      168,316
                                                                      ----------
        Net realized and unrealized gain (loss) on investments          377,891
                                                                      ----------
Net increase in net assets resulting from operations                  $ 393,790
                                                                      ==========



                     See notes to the financial statements.


                       Fort Pitt Capital Total Return Fund
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              Six Months Ended     December 31, 2001*
                                                                              April 30, 2003              through
                                                                                (Unaudited)          October 31, 2002
                                                                              -------------------  ------------------

OPERATIONS
   Net investment income                                                         $      15,899      $     30,031
   Net realized gain (loss) on investments                                             209,575          (225,593)
   Change in unrealized appreciation (depreciation) on investments                     168,316          (299,090)
                                                                              -----------------    --------------
        Net increase (decrease) in net assets resulting from operations                393,790          (494,652)
                                                                              -----------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                               (30,511)              -
   Net realized gains                                                                        -               -
                                                                              -----------------    --------------
        Total dividends and distributions                                              (30,511)              -
                                                                              -----------------    --------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from Fund shares sold                                                    2,392,839          9,603,257
   Proceeds from Fund shares issued to holders in reinvestment of dividends             30,511               -
   Cost of Fund shares redeemed                                                       (129,559)         (289,826)
                                                                              -----------------    --------------
        Net increase in net assets resulting from capital share transactions         2,293,791          9,313,431
                                                                              -----------------    --------------

Total increase in net assets                                                         2,657,070          8,818,779
                                                                              -----------------    --------------


NET ASSETS
  Beginning of period                                                               8,918,779             100,000
                                                                              ----------------     --------------

  End of period                                                                  $ 11,575,849         $ 8,918,779
                                                                              ================     ==============

CHANGES IN SHARES OUTSTANDING
     Shares sold                                                                      255,192             974,345
     Shares issued to holders in reinvestment of dividends                              3,228                 -
     Shares redeemed                                                                  (14,040)           (30,533)
                                                                              ----------------     --------------
          Net increase in Fund shares outstanding                                     244,380             943,812
     Shares outstanding, beginning of period                                          953,812              10,000
                                                                              ----------------     --------------
     Shares outstanding, end of period                                              1,198,192             953,812
                                                                              ================     ==============


*    Commencement of operations.

                     See notes to the financial statements.


                       Fort Pitt Capital Total Return Fund
                              FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

                                                            Six Months Ended  December 31, 2001*
                                                             April 30, 2003         through
                                                               (Unaudited)     October 31, 2002
                                                              ------------     ----------------


Net asset value, beginning of period                                $9.35               $10.00
                                                              ------------        -------------

Income (loss) from investment operations:
Net investment income1                                               0.01                 0.03
Net realized and unrealized gain (loss) on investments               0.33                (0.68)
                                                              ------------        -------------
     Total from investment operations                                0.34                (0.65)
                                                              ------------        -------------

Less Dividends and Distributions:
Dividends from net investment income                                (0.03)                 -
Distributions from net realized gains                                   -                  -
                                                              ------------        -------------
     Total from investment operations                               (0.03)                 -
                                                              ------------        -------------

Net asset value, end of period                                      $9.66                $9.35
                                                              ============        =============

Total return2,3                                                     3.63%               - 6.50%

Supplemental data and ratios:
Net assets, end of period                                     $11,575,849           $8,918,779
Ratio of net expenses to average net assets:
     Before expense reimbursement and waivers4                      2.42%                 5.97%
     After expense reimbursement and waivers4                       1.50%                 1.50%
Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement and waivers4                     (0.60%)               (3.69%)
     After expense reimbursement and waivers4                       0.32%                 0.78%
Portfolio turnover rate3                                              19%                   23%

*    Commencement of operations.
1    Net investment  income per share is calculated  using ending balances prior to consideration of adjustments for permanent book and tax difference.
2    Total return reflects reinvested  dividends but does not reflect the impact of taxes.
3    Not Annualized.
4    Annualized.


                     See notes to the financial statements.



                       Fort Pitt Capital Total Return Fund
                           April 30, 2003 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Fort Pitt Capital Total Return Fund (the "Fund") is a series of Fort Pitt Capital Funds; a business trust organized in the state of Delaware on August 17, 2001 (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a "diversified" series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

     (a)  Investment Valuation

          Securities that are listed on a securities exchange or the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     (b)  Organization and Prepaid Expenses

          Expenses incurred by the Trust in connection with the organization and initial public offering are expensed as incurred. The Advisor has agreed to reimburse the Fund for these expenses, subject to potential recovery. Prepaid initial registration expenses are deferred and amortized over the period benefited not to exceed twelve months.

     (c)  Federal Income Taxes

          The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

     (d)  Use of Estimates

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (e)  Distribution to Shareholders

          The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

          The tax character of distributions during the period ended April 30, 2003 and the fiscal year ended October 31, 2002 were as follows:

                                            Period Ended       Fiscal Year Ended
                                            April 30, 2003     October 31, 2002

         Ordinary Income                    $ 30,031           $        -
         Long-Term Capital Gains            $          -       $        -


          As of April 30, 2003 the components of distributable earnings were as follows:

         Cost basis of Investments for federal
              Income tax purposes                               $11,913,139
         Unrealized Appreciation                                    778,296
         Unrealized Depreciation                                   (909,070)
                                                                   ---------
         Net unrealized appreciation/(depreciation)                (130,774)
         Undistributed ordinary income/(loss)                        15,419
         Undistributed long-term gain/(loss)                        (16,018)
                                                                    --------
         Distributable earnings                                   $(131,373)
                                                                  ==========



3. INVESTMENT TRANSACTIONS

During the period ended April 30, 2003, the aggregate purchases and sales of securities were:

         Purchases                          $ 3,657,515
         Sales                              $ 1,757,831

At April 30, 2003 the Fund had accumulated net realized capital loss carryovers of $ 224,484 expiring in 2010. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.


4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with Fort Pitt Capital Group, Inc. (the "Advisor"), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund's average daily net assets. Additionally, the Advisor has agreed to waive, through December 31, 2003, its management fee and/or reimburse the Fund's other expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.50% of the Fund's average daily net assets.

For the period ended April 30, 2003, the Advisor waived expenses of $46,053. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.


FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-866-688-8775

                               INVESTMENT ADVISOR
                         Fort Pitt Capital Group, Inc.
                               790 Holiday Drive
                              Foster Plaza Eleven
                         Pittsburg, Pennsylvania 15220

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                 LEGAL COUNSEL
                                Metz Lewis, LLC
                         11 Stanwix Street, 18th Floor
                         Pittsburgh, Pennsylvania 15222

                                    AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, SUite 2400
                        Philadelphia, Pennsylvania 19103


     This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


Item 2. Code of Ethics.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 3. Audit Committee Financial Expert.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.


Item 5. [Reserved]


Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant) Fort Pitt Capital Funds

     By (Signature and Title) /s/ Thomas P. Bellhy
                              ----------------------------
                              Thomas P. Bellhy, President

     Date   June 26, 2003
            ----------------------------------------------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     (Registrant)  Fort Pitt Capital Funds

     By (Signature and Title) /s/ Charles A. Smith
                              ----------------------------
                              Charles A. Smith, Treasurer

     Date   June 26, 2003
            ----------------------------------------------